COMMITMENTS AND CONTINGENCIES - Summary of Supplemental Cash Flow and Other Information Related to Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Other Commitments [Line Items]
Cash paid for amounts included in the measurement of lease liabilities: | $	$ 2,480	$ 1,071
Right-of-use assets obtained in exchange for lease obligations: | $	$ 10,136	$ 14,515
Weighted average remaining lease term (in years)	8 years 7 months 6 days	9 years 2 months 12 days
Weighted average discount rate	4.30%	3.90%
Emeryville, California
Other Commitments [Line Items]
Leased area, square footage | ft²	35,000
Durham, North Carolina
Other Commitments [Line Items]
Leased area, square footage | ft²	31,000